Average Annual Total Returns (Vanguard Explorer Fund)	12 Months Ended
Oct. 31, 2011
Vanguard Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.89%)
Five Years	1.29%
Ten Years	4.69%
Inception Date	Dec. 11, 1967
Vanguard Explorer Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.72%)
Five Years	1.47%
Ten Years	4.86%
Inception Date	Nov. 12, 2001
Return After Taxes on Distributions | Vanguard Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.91%)
Five Years	0.89%
Ten Years	4.15%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.20%)
Five Years	1.00%
Ten Years	3.96%
Russell 2500 Growth Index | Vanguard Explorer Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.57%)
Five Years	2.89%
Ten Years	5.23%
Russell 2500 Growth Index | Vanguard Explorer Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.57%)
Five Years	2.89%
Ten Years	5.23%